Note 3 - Investment Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Sale of Available-for-sale Securities	$ 0	$ 25,209,851	$ 28,273,634
Available-for-sale Securities, Gross Realized Gains	0	391,976	207,896
Available-for-sale Securities, Gross Realized Losses	0	6,753	$ 196,316
Security Owned and Pledged as Collateral, Fair Value	$ 175,484,021	$ 144,853,885
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	130
Depreciated Debt Securities With Unrealized Losses	2.64%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0
Number of Asset Backed Securities Owned	1
Number of Issuances of Trust Preferred Securities	1